Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2013
Registrant Name	FMI FUNDS INC
Central Index Key	0001023391
Amendment Flag	false
Document Creation Date	Jan. 28, 2014
Document Effective Date	Jan. 31, 2014
Prospectus Date	Jan. 31, 2014
FMI LARGE CAP FUND | FMI LARGE CAP FUND
Risk/Return:
Trading Symbol	FMIHX
FMI Common Stock Fund | FMI Common Stock Fund
Risk/Return:
Trading Symbol	FMIMX
FMI International Fund | FMI International Fund
Risk/Return:
Trading Symbol	FMIJX